Unaudited condensed consolidated interim statement of comprehensive (loss) / income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	£ 70	£ 246
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations	(359)	(37)
Gain/(loss) on net investment hedges	88	(18)
Cash flow hedges:
Fair value gain/(loss) arising on hedging instruments	19	(45)
Amounts reclassified to profit or loss	(46)	29
Costs of hedging	3	11
Items that may be reclassified subsequently to profit or loss	(295)	(60)
Items that will not be reclassified subsequently to profit or loss:
Movements on equity investments held at fair value through other comprehensive income	(9)	(2)
Items that will not be reclassified subsequently to profit or loss	(9)	(2)
Other comprehensive loss for the period	(304)	(62)
Total comprehensive (loss)/income for the period	(234)	184
Attributable to:
Equity holders of the parent	(248)	142
Non-controlling interests	14	42
Total comprehensive (loss)/income for the period	£ (234)	£ 184